Note 32 - Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information of the cash flow statement [text block]
	2021	2020	2019

Operating profit	38,360	40,735	60,889
Adjustments for:
Impairment of property, plant and equipment	497	–	144
Impairment of exploration and evaluation assets - Glen Hume (note 19)	3,837	2,930	–
Expected credit losses on deferred consideration on the disposal of subsidiary (notes 23.2 and 24)	761	–	–
Profit on sale of subsidiary	–	–	(5,409)
Unrealised foreign exchange gains (note 13)	(2,754)	(8,367)	(31,307)
Cash-settled share-based expense (note 12.1)	477	1,413	689
Cash-settled share-based expense included in production costs (note 8)	692	634	107
Non-cash portion of cash-settled share-based expense	(420)	(1)	(1,384)
Depreciation	8,046	4,628	4,434
Fair value loss on derivative assets (note 14.1)	105	266	(102)
Fair value loss on derivative liabilities (note 14.1)	135	–	–
Disposal of property, plant and equipment	–	–	63
Derecognition of property, plant and equipment	(38)	182	–
Cash generated from operations before working capital changes	49,698	42,420	28,124
Inventories	(4,016)	(5,707)	(1,655)
Prepayments	(4,272)	816	(2,099)
Trade and other receivables	(4,746)	539	393
Trade and other payables	2,039	(101)	(878)
Cash generated from operations	38,703	37,967	23,885